UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.5%
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 3.32%, 4/20/08 1,2                                                          $   2,750,000       $     2,745,875
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                  3,873,055             3,866,435
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                 10,710,000            10,706,650
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                  10,070,000             9,976,543
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                  5,250,000             5,251,624
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                3,864,302             3,841,988
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                2,982,688             2,977,137
------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                1,611,811             1,605,703
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                 5,244,000             5,218,470
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                   1,843,745             1,848,441
Series 2004-A, Cl. A2, 1.45%, 10/15/06                                                  2,403,707             2,401,670
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                  9,002,000             8,986,697
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2005-7, Cl. AF1B, 4.317%, 6/1/35                                   7,850,000             7,849,215
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates, Series
2005-B, Cl. A2, 3.75%, 12/8/07                                                          9,240,000             9,239,943
------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                         1,740,000             1,727,341
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2003-B, Cl. A3A, 1.89%, 1/15/07                                                  4,510,963             4,490,742
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                 10,884,257            10,854,159
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                   9,350,000             9,348,211
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                   2,878,996             2,878,453
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                  8,452,000             8,452,000
------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1, Cl. A3,
2.49%, 10/22/07                                                                         1,332,104             1,331,713
------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                   2,527,580             2,524,023
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                                     101,270               101,294
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                   3,027,106             3,021,504
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series 2004-3,
Cl. A2, 3.464%, 11/25/34 1,2                                                            1,568,181             1,569,289
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                   1,880,000             1,865,955
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                    15,518,418            15,600,454
------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                   3,912,374             3,909,953
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                   6,963,571             6,946,426
------------------------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                               $   9,437,987       $     9,407,132
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                   7,893,000             7,882,405
------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                          6,041,333             6,021,599
------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2002-1,
Cl. A3, 2.60%, 8/15/06                                                                  2,195,321             2,194,343
                                                                                                        ----------------
Total Asset-Backed Securities (Cost $177,012,130)                                                           176,643,387

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--61.0%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--51.8%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--50.9%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                      21,116,387            22,310,772
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                                     37,852,699            38,851,864
6%, 10/1/22 3                                                                           9,773,702            10,078,578
6.50%, 4/1/18-12/1/30                                                                  17,151,645            17,836,054
7%, 8/1/16-4/1/32                                                                       7,519,978             7,904,012
7.50%, 2/1/32                                                                             549,592               588,654
8%, 4/1/16                                                                              5,271,828             5,637,322
8.50%, 3/1/31                                                                           1,062,435             1,158,408
9%, 8/1/22-5/1/25                                                                       1,350,403             1,472,009
9.25%, 11/1/08                                                                             12,640                12,953
10%, 12/25/10-8/1/21                                                                      501,301               551,226
11%, 11/1/20                                                                              294,343               338,512
11.50%, 2/1/16-6/1/20                                                                      98,621               109,431
11.75%, 1/1/16-4/1/19                                                                     139,223               153,652
12%, 6/1/15                                                                               139,972               155,475
12.50%, 7/1/19                                                                            256,951               287,112
13%, 8/1/15                                                                               279,767               313,951
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Series
2196, Cl. GB, 8%, 3/15/30                                                               1,456,403             1,570,559
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2035, Cl. PC, 6.95%, 3/15/28         5,774,666             6,096,470
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                   157,616               157,572
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                      1,420,739             1,424,397
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                     6,214,455             6,453,596
Series 2080, Cl. Z, 6.50%, 8/15/28                                                      4,018,342             4,162,037
Series 2387, Cl. PD, 6%, 4/15/30                                                        1,589,881             1,605,657
Series 2410, Cl. NE, 6.50%, 9/15/30                                                       858,886               862,778
Series 2456, Cl. BD, 6%, 3/15/30                                                        3,287,876             3,309,225
Series 2498, Cl. PC, 5.50%, 10/15/14                                                      671,560               673,898
Series 2500, Cl. FD, 3.72%, 3/15/32 2                                                   3,430,109             3,441,941
Series 2526, Cl. FE, 3.62%, 6/15/29 2                                                   4,458,686             4,473,271
Series 2551, Cl. FD, 3.62%, 1/15/33 2                                                   3,550,445             3,577,888
Series 2583, Cl. KA, 5.50%, 3/15/22                                                       843,666               849,297
Series 2583, Cl. PA, 5.50%, 3/15/22                                                    10,065,104            10,132,283
------------------------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. B, 1.90%, 7/1/26 4                                                  $   8,204,740       $     1,471,431
Series 192, Cl. IO, 3.989%, 2/1/28 4                                                    1,809,170               307,225
Series 200, Cl. IO, 2.912%, 1/1/29 4                                                    2,151,510               371,603
Series 205, Cl. IO, 1.827%, 9/1/29 4                                                   11,929,851             2,084,049
Series 206, Cl. IO, (15.99)%, 12/1/29 4                                                   581,374               115,342
Series 218, Cl. IO, 6.333%, 2/1/32 4                                                    3,149,639               522,947
Series 2074, Cl. S, 1.497%, 7/17/28 4                                                   2,326,065               284,485
Series 2079, Cl. S, (1.047)%, 7/17/28 4                                                 3,669,402               460,130
Series 2493, Cl. S, 20.131%, 9/15/29 4                                                  3,165,511               315,618
Series 2526, Cl. SE, 9.297%, 6/15/29 4                                                  6,160,218               462,012
Series 2796, Cl. SD, 13.803%, 7/15/26 4                                                 1,173,601               108,488
Series 2819, Cl. S, 4.394%, 6/15/34 4                                                  54,942,561             5,167,897
Series 2920, Cl. S, 15.485%, 1/15/35 4                                                 29,957,386             1,793,270
Series 3000, Cl. SE, 0%, 7/15/25 3,4                                                   29,830,000             1,370,316
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 3                                                                       55,357,000            55,114,813
5%, 6/1/18                                                                             13,284,404            13,447,792
5%, 2/1/18-8/11/35 3                                                                   55,656,833            55,728,534
5.50%, 3/1/33-1/1/34                                                                   71,382,072            72,447,079
5.50%, 7/17/20-7/1/35 3                                                                57,807,956            58,733,073
5.863%, 1/1/12                                                                         16,146,244            17,364,493
6%, 10/1/16-7/1/35 3                                                                  141,356,373           145,498,664
6.50%, 1/1/29-11/1/31                                                                  26,552,869            27,602,670
6.50%, 7/1/32-7/1/35 3                                                                293,538,263           303,820,821
7%, 7/1/13-2/25/22                                                                     13,908,159            14,559,750
7.50%, 2/1/27-1/1/30                                                                    4,657,908             4,989,760
8%, 6/1/17-1/1/23                                                                          24,647                26,534
8.50%, 7/1/32                                                                             728,196               791,608
9%, 8/1/19                                                                                 32,420                35,512
9.50%, 11/1/21                                                                             27,573                30,300
10.50%, 12/1/14                                                                           227,171               247,160
11%, 11/1/15-7/20/19                                                                    1,835,476             2,060,205
11.25%, 6/1/14-2/15/16                                                                    405,938               451,834
11.50%, 7/15/19-11/17/20                                                                  864,115               966,495
11.75%, 7/1/11-6/1/13                                                                      19,092                21,040
12%, 1/1/16-8/1/16                                                                        747,514               830,483
12.50%, 8/1/15-12/1/15                                                                    284,682               319,866
13%, 8/15/15-8/1/26                                                                       559,815               631,048
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg. Obligations,
Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                                  10,125,000            11,071,036
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg. Obligations,
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 3.912%,
7/25/41 1,4                                                                            11,505,145               394,635
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                       168,520               182,003
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                     137,717               149,370


3               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1992-34, Cl. G, 8%, 3/25/22                                                   $     251,436       $       258,315
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                      8,757,060             9,262,836
Trust 2001-42, Cl. QF, 4.294%, 9/25/31 2                                               15,177,778            15,524,507
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                      3,698,434             3,752,094
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                      2,688,428             2,709,058
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                      1,149,572             1,158,843
Trust 2002-52, Cl. FD, 3.814%, 9/25/32 2                                                4,332,858             4,353,109
Trust 2002-77, Cl. WF, 3.66%, 12/18/32 2                                                5,521,893             5,558,813
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                   3,478,231             3,475,974
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                     12,330,000            12,604,577
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                   3,676,000             3,840,083
Trust 2003-21, Cl. FK, 3.714%, 3/25/33 2                                                  474,822               477,989
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                        459,914               459,172
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                     8,529,000             8,727,866
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 4.037%, 4/25/32 4                                                3,215,774               304,922
Trust 2002-38, Cl. SO, 5.026%, 4/25/32 4                                                4,700,871               336,702
Trust 2002-39, Cl. SD, (1.184)%, 3/18/32 4                                              5,044,198               544,574
Trust 2002-48, Cl. S, 3.297%, 7/25/32 4                                                 5,361,124               527,552
Trust 2002-52, Cl. SL, 3.119%, 9/25/32 4                                                3,357,995               334,944
Trust 2002-53, Cl. SK, (0.904)%, 4/25/32 4                                              2,943,187               328,456
Trust 2002-56, Cl. SN, 5.15%, 7/25/32 4                                                 7,281,315               722,941
Trust 2002-77, Cl. IS, 4.035%, 12/18/32 4                                               6,728,628               750,300
Trust 2005-71, Cl. SA, 7/25/25 3,4                                                     19,070,000             1,162,079
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 0.35%, 5/1/23 4                                                       4,035,939               748,757
Trust 240, Cl. 2, 5.49%, 9/1/23 4                                                       6,574,368             1,186,251
Trust 294, Cl. 2, (0.09)%, 2/1/28 4                                                     7,032,869             1,268,550
Trust 301, Cl. 2, (5.631)%, 4/1/29 4                                                    5,954,040             1,018,257
Trust 321, Cl. 2, (3.82)%, 3/1/32 4                                                    15,122,660             2,749,114
Trust 324, Cl. 2, (9.40)%, 6/1/32 4                                                    21,070,907             3,725,649
Trust 327, Cl. 2, 1.75%, 8/1/32 4                                                       9,921,131             1,661,338
Trust 329, Cl. 2, (0.538)%, 1/1/33 4                                                    2,772,043               490,148
Trust 333, Cl. 2, (1.85)%, 3/1/33 4                                                    11,452,483             2,056,631
Trust 338, Cl. 2, (1.62)%, 6/1/33 4                                                    14,594,754             2,623,173
Trust 2001-63, Cl. SD, 9.146%, 12/18/31 4                                               5,146,622               563,824
Trust 2001-68, Cl. SC, 5.63%, 11/25/31 4                                                4,870,072               513,373
Trust 2001-81, Cl. S, 5.117%, 1/25/32 4                                                 4,026,543               413,193
Trust 2002-9, Cl. MS, 2.812%, 3/25/32 4                                                 5,969,697               634,126
Trust 2002-52, Cl. SD, (1.38)%, 9/25/32 4                                               4,332,858               471,196
Trust 2002-77, Cl. SH, 9.708%, 12/18/32 4                                               4,819,037               514,794
Trust 2003-4, Cl. S, 18.483%, 2/25/33 4                                                 8,116,453               798,406
Trust 2005-40, Cl. SA, 18.084%, 5/25/35 4                                              18,547,388             1,138,730
Trust 2005-63, Cl. SA, 24.978%, 10/25/31 4                                             19,614,533             1,075,773


4               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-63, Cl. X, 44.122%, 10/25/31 4                                           $     222,192       $         3,906
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Trust G, Cl
2, 11.50%, 3/1/09                                                                         167,779               181,106
                                                                                                        ----------------
                                                                                                          1,059,914,246
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.9%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                            509,360               534,300
7%, 1/15/09-1/20/30                                                                     4,064,758             4,305,361
7.50%, 1/15/28-8/15/28                                                                  1,635,814             1,755,258
8%, 9/15/07-10/15/28                                                                      433,597               468,172
8.50%, 8/15/17-9/15/21                                                                  1,930,395             2,101,621
9.50%, 9/15/17                                                                              7,068                 7,831
10.50%, 2/15/16-7/15/21                                                                   268,586               306,005
11%, 10/20/19                                                                             380,324               422,364
11.50%, 1/15/13-7/15/19                                                                   103,027               115,052
13%, 2/15/11-9/15/14                                                                       12,480                14,139
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-6, Cl. SA, 1.679%, 3/16/28 4                                                4,470,632               507,759
Series 1998-19, Cl. SB, 0.286%, 7/16/28 4                                               7,375,859               912,939
Series 2001-21, Cl. SB, 2.354%, 1/16/27 4                                               8,437,361               791,113
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Commercial Mtg. Obligations, Trust 2002-9,
Cl. A, 4.691%, 6/16/16                                                                  6,722,285             6,741,528
                                                                                                        ----------------
                                                                                                             18,983,442
------------------------------------------------------------------------------------------------------------------------
PRIVATE--9.2%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                 4,500,000             4,517,545
Series 2005-2, Cl. A4, 4.783%, 7/10/42                                                 11,180,000            11,372,156
Series 2005-3, Cl. A2, 4.501%, 7/10/43 3                                                9,170,000             9,227,313
------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                  9,992,346            10,245,283
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                 5,480,461             5,480,422
Series 2005-E, Cl. 2A2, 4.994%, 6/25/35                                                 3,085,109             3,086,892
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                  3,680,000             3,782,969
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations, Series
2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                       18,254,199            18,792,212
------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35               7,377,266             7,774,942
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                 6,670,000             6,717,523
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                 3,100,000             3,125,629
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations, Series
2004-C3, Cl. A4, 4.547%, 12/10/41                                                       4,960,000             4,997,544
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                   4,756,115             4,969,393
------------------------------------------------------------------------------------------------------------------------


5               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                              $   6,190,000       $     6,192,024
------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                5,728,687             5,653,794
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                4,235,000             4,288,238
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                    2,240,000             2,260,424
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                   13,429,741            13,712,394
------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                 7,900,000             8,389,828
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                9,400,000             9,431,436
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                               10,760,000            10,961,753
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.69%, 5/25/35 2                                11,644,104            11,677,455
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%, 1/25/35 2                                               8,145,362             8,147,623
Series 2004-W, Cl. A2, 4.611%, 11/25/34 2                                               4,480,278             4,472,421
                                                                                                        ----------------
                                                                                                            179,277,213
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                       10,636,647            10,869,323
                                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $1,271,636,581)                                                   1,269,044,224

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--57.9%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.:
3.58%, 1/31/07 5                                                                       36,630,000            34,486,559
3.69%, 10/5/07 5                                                                       69,495,000            63,649,011
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.75%, 11/15/06                                                                        52,400,000            51,645,597
2.875%, 5/22/06                                                                        40,400,000            40,098,172
Series 1Y06, 2.375%, 2/15/06                                                           75,000,000            74,397,000
Series S706, 5.375%, 5/15/06                                                           17,900,000            18,149,598
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                         65,735,000            65,010,469
3.625%, 9/15/06-2/15/07                                                               147,595,000           147,290,625
4.125%, 7/12/10                                                                        18,430,000            18,511,147
4.875%, 3/15/07 6                                                                      41,440,000            42,211,364
5.50%, 7/15/06                                                                         48,656,000            49,511,518
6.625%, 9/15/09                                                                        16,820,000            18,535,438
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.20%, 12/4/06                                                                         81,700,000            79,923,597
3.01%, 6/2/06                                                                          26,030,000            25,836,962
3.25%, 7/31/06                                                                         18,305,000            18,206,629
3.625%, 3/15/07 7                                                                      56,000,000            55,874,728
3.75%, 5/17/07                                                                         21,000,000            20,945,589
5.50%, 2/15/06                                                                        135,715,000           137,205,694


6               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
6%, 5/15/08                                                                         $  15,060,000       $    15,929,595
6.625%, 9/15/09                                                                        22,885,000            25,241,583
7.25%, 1/15/10                                                                         25,050,000            28,433,028
------------------------------------------------------------------------------------------------------------------------
Freddie Mac Unsec. Reference Nts., 5.25%, 1/15/06                                      78,440,000            79,043,674
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                       18,205,000            19,038,589
Series A, 6.79%, 5/23/12                                                               17,048,000            19,764,445
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                         1,150,000             1,193,035
7.25%, 5/15/16                                                                          3,320,000             4,252,326
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.75%, 8/15/07 7                                                                       22,017,000            21,617,964
3%, 2/15/08 7                                                                          30,350,000            29,867,496
                                                                                                        ----------------
Total U.S. Government Obligations (Cost $1,210,433,167)                                                   1,205,871,432

------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.40% in joint repurchase agreement (Principal
Amount/Value $1,064,446,000, with a maturity value of $1,064,540,617) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $14,906,325 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a
value of $1,087,273,837  (Cost $14,905,000)                                            14,905,000            14,905,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $2,673,986,878)                                                  2,666,464,043

------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.9%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.53% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,386,667) with
Nomura Securities, 3.48%, dated 6/30/05, to be repurchased at $61,206,772 on
7/1/05, collateralized by U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value of $4,160,000,001 8
(Cost $61,200,856)                                                                     61,200,856            61,200,856
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,735,187,734)                                           131.0%        2,727,664,899
------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                       (31.0)         (646,151,207)
                                                                                    ------------------------------------
Net Assets                                                                                  100.0%      $ 2,081,513,692
                                                                                    ====================================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $11,528,924, which represents 0.55% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $46,108,918 or 2.22% of the Fund's net assets as of June 30, 2005.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $16,603,408. See accompanying Notes to Quarterly Statement of Investments.

7. Partial or fully-loaned security-- See accompanying Notes to Quarterly Statement of Investments.

8. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.


7               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $2,738,063,662
                                                      ===============

Gross unrealized appreciation                         $    8,934,103
Gross unrealized depreciation                            (19,332,866)
                                                      ---------------
Net unrealized depreciation                           $  (10,398,763)
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer- supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially


8               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $853,151,528 of securities issued on a when-issued basis or forward commitment and sold $258,258,377 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


9               |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                   UNREALIZED
                               EXPIRATION    NUMBER OF     VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                DATES    CONTRACTS       JUNE 30, 2005     (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   9/21/05          725        $ 86,093,750        $ 1,469,674
U.S. Treasury Nts., 2 yr.         9/30/05           63          13,084,313             (6,129)
                                                                                  ------------
                                                                                    1,463,545
                                                                                  ------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.         9/21/05        1,169         127,293,141           (280,451)
U.S. Treasury Nts., 10 yr.        9/21/05        1,443         163,735,406           (621,255)
                                                                                  ------------
                                                                                     (901,706)
                                                                                  ------------
                                                                                  $   561,839
                                                                                  ============

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                   RATE                RATE
                                                PAID BY         RECEIVED BY
             SWAP         NOTIONAL          THE FUND AT         THE FUND AT           FLOATING        TERMINATION         UNREALIZED
     COUNTERPARTY           AMOUNT        JUNE 30, 2005       JUNE 30, 2005         RATE INDEX               DATE       DEPRECIATION


10              |               Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                          Three-
Capital Services,                                                                        Month
Inc.                   $ 1,000,000                2.56%              1.895%              LIBOR             4/2/06            $17,537

Index abbreviations are as follows:

LIBOR     London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                           PAID BY          RECEIVED BY
        SWAP          NOTIONAL         THE FUND AT          THE FUND AT         TERMINATION        UNREALIZED
COUNTERPARTY            AMOUNT       JUNE 30, 2005        JUNE 30, 2005                DATE      APPRECIATION
-------------------------------------------------------------------------------------------------------------
                                         One-Month
                                       LIBOR Minus
UBS AG            $ 46,110,000               0.25%                1.51%             12/1/05         $ 141,350

Index abbreviations are as follows:

LIBOR     London-Interbank Offered Rate

ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $103,576,015. Collateral of $105,438,550 was received for the loans, of which $61,200,856 was received in cash and subsequently invested in approved instruments.


11              |               Oppenheimer Limited-Term Government Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005